NOTES PAYABLE (Details 1) - USD ($)		9 Months Ended	12 Months Ended
	Sep. 14, 2020	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Transfer of Financial Assets Accounted for as Sales [Line Items]
Payment of Amendment Fee		$ (834,000)
Payment of Amendment Fee		834,000
Shares Issued for Debt Issuance Costs	$ 468,564	32,744,770		$ 3,802,381
Shares Issued for Debt Issuance Costs	$ (468,564)	(32,744,770)		(3,802,381)
Shares Issued to Settle Debt			$ (5,255,172)
Notes Payable [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Balance at beginning of period Notes payables		168,998,605	172,747,559	55,946,959
Cash additions		15,830,279	13,850,000	166,243,539
Non-cash Addition-Debt modification		877,439	1,000,000
Debt discount Recognized on modifacation		(977,370)	(1,000,000)
Extinguishment of Debt		(12,173,250)
Paid in kind interest Capitalized		15,178,462
Cash payments		(660,094)	(14,779,091)	(55,007,057)
Equity Components of debt		(5,583,407)	(5,331,969)	(13,590,104)
Cash paid for debt issuance costs		99,931
Accretion of Debt Discount included in Discontinued Operations		5,834,043
Accreation of debt discount		2,590,746	6,895,051	7,848,740
Balance at ending of period Notes payables		190,015,384	168,998,605	172,747,559
Less Current portion of notes payables		(97,169,640)	(16,188,668)	(21,998,522)
Notes payable, Net of Current portion		92,845,744	152,809,937	150,749,037
Balance at ending of period Notes payables		$ 190,015,384	168,998,605	172,747,559
Non-Cash Additions - Business Acquisition				26,750,000
Payment of Amendment Fee			(500,000)
Payment of Amendment Fee			500,000
Shares Issued for Debt Issuance Costs				1,857,431
Shares Issued for Debt Issuance Costs				(1,857,431)
Conversion of Convertible Debentures				3,802,381
Conversion of Convertible Debentures				(3,802,381)
Shares Issued to Settle Debt			(4,393,342)	(8,929,288)
Cash paid for debt issuance costs			(61,500)	(2,019,472)
Non-Cash Loss on Extinguishment of Debt			$ 571,897	$ 1,164,054